CERTAIN TRANSACTIONS (Details 6) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Additional paid in capital	$ 23,366	$ 17,757
Rimsa PPA [Member]
Business Acquisition [Line Items]
Current Assets	88
Deferred taxes and other noncurrent assets	702
Research and development in-process	177
Goodwil Aacquired	1,018
Product Rights	781
Trade Names	49
Total assets acquired	2,815
Defered Income Taxes	124
Other Current Liabilities	370
Total liabilities assumed	494
Net assets acquired	2,321
Takeda PPA [Member]
Business Acquisition [Line Items]
Inventories.	139
Goodwil Aacquired	566
Product Rights	1,664
Total assets acquired	2,369
Defered Income Taxes	34
Other Current Liabilities	510
Total liabilities assumed	544
Net assets acquired	1,825
Actavis PPA [Member]
Business Acquisition [Line Items]
Inventories.	1,463
Account Receivable And Other Current Assets	5,213
Property Plant And Equipment Net	1,605
Cash and cash equivalents	82
Other non-current assets.	19
Research and development in-process	3,999
Goodwil Aacquired	19,630
Product Rights	16,486
Total assets acquired	48,497
Sales Reserves And Allowances.	1,912
Accounts Payable And Accruals	1,272
Deferred Income Taxes And Other Long-Term Liabilities	6,215
Other Current Liabilities	580
Total liabilities assumed	9,979
Net assets acquired	38,518
Acquisition Cash Consideration	33,420
BusinessCombinationConsiderationTransferredEquityInterestsIssuedAndIssuable	5,065
Business Combination Consideration Transferred Equity Based Compensation	33
Fair Value Of Consideration Transferred	38,518
Actavis Held For Sale [Member]
Business Acquisition [Line Items]
Account Receivables Held For Sale	97
Inventory Held For Sale	67
Other Current Asset HeldForSale	3
Non Current Deferred Income Taxes Held For Sales	11
Assets Held For Sale Property Plant And Equipments	39
Identifiable Intangible Assets Net Held For Sale	795
Total Assets Of The Disposal Group Classified As Held For Sale In The Consolidated Balance Sheets	1,012
Account Payable And Accruals Held For Sale	121
Other Taxes And Long Term Liabilities Held For Sale	10
Deferred Income Taxes Held For Sales	159
Other Taxes AndLong Term Liabilities Held For Sale	37
Total Liabilities Of The Disposal Group Classified As Held For Sale In The Consolidated Balance Sheet	$ 327